Stock-Based Compensation - Summary of Stock Award Activity and Related Information (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Stock awards, related information
Percentage of payout achievement (as percent)	145.00%
Equity instruments other than options, grants in period target threshold	106
PSUs
Stock Award Activity
Beginning balance (in shares)	5,126
Granted (in shares)	2,618
Vested (in shares)	(1,838)
Forfeited (in shares)	(1,172)
Ending balance (in shares)	4,733
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 24.55
Granted (in dollars per share) | $ / shares	14.23
Vested (in dollars per share) | $ / shares	28.64
Forfeited (in dollars per share) | $ / shares	19.06
Ending balance (in dollars per share) | $ / shares	$ 16.76
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars) | $	$ 40
Weighted average future recognition period (in years)	2 years 6 months
RSUs
Stock Award Activity
Beginning balance (in shares)	88
Granted (in shares)	1,009
Vested (in shares)	(88)
Forfeited (in shares)	(15)
Ending balance (in shares)	993
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 20.60
Granted (in dollars per share) | $ / shares	16.19
Vested (in dollars per share) | $ / shares	20.60
Forfeited (in dollars per share) | $ / shares	0
Ending balance (in dollars per share) | $ / shares	$ 16.19
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars) | $	$ 0
Weighted average future recognition period (in years)	4 months 9 days